Equity	9 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
Equity

Note 11. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”), performance-based restricted share units (”PSUs”) and Employee Share Purchase Plan ("ESPP") were allocated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$1,061	$805	$3,041	$2,227
Research and development, net	1,487	1,764	4,879	5,058
Selling, general and administrative	4,843	5,389	16,835	15,855
Total stock-based compensation expenses	$7,391	$7,958	$24,755	$23,140

A summary of the Company’s stock option activity for the nine months ended September 30, 2022 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2022	1,732,368	28.85
Granted	-	-
Exercised	(24,852)	10.41
Forfeited	(35,421)	26.80
Options outstanding as of September 30, 2022	1,672,095	29.17
Options exercisable as of September 30, 2022	1,365,231	32.04

As of September 30, 2022, the unrecognized compensation cost of $1.3 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 2.35 years.

A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2022 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2022	3,082,798	26.36
Granted	1,904,310	22.29
Vested	(1,077,117)	24.87
Forfeited	(590,724)	24.60
Unvested as of September 30, 2022	3,319,267	24.82

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of September 30, 2022, the unrecognized compensation cost of $59 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.40 years.

     Employee Stock Purchase Plan

     On October 2021, the Company adopted the 2021 Employee Stock Purchase Plan (the “ESPP”). According to the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date. The first offering period commenced on June 1, 2022 and will end on November 30, 2022.

      In accordance with ASC Topic 718, the ESPP is considered compensatory and, as such, results in recognition of stock-based compensation expenses.

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2022 and 2021, respectively:

	Nine Months Ended September 30, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income (loss) before reclassifications	(506)	(5,089)	(5,595)
Amounts reclassified from accumulated other comprehensive loss	143	-	143
Other comprehensive loss	(363)	(5,089)	(5,452)
Balance as of September 30, 2022	$1,209	$(15,432)	$(14,223)

	Nine Months Ended September 30, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income before reclassifications	2,427	(2,105)	322
Amounts reclassified from accumulated other comprehensive loss	152	-	152
Other comprehensive income	2,579	(2,105)	474
Balance as of September 30, 2021	$906	$(9,278)	$(8,372)

c. Rights plan

      On July 24, 2022, the Company’s Board of Directors adopted a rights plan (the “Rights Plan”) to protect the interests of the Company’s shareholders. Each Right entitles the registered holder thereof to purchase from the Company one Ordinary Share at a price of  $0.01 per share, subject to adjustment, once the Rights become exercisable, and subject to the exercise terms and conditions thereof described in the Rights Agreement. The rights would become exercisable only if an entity, person, or group acquires beneficial ownership of 15% or more of the Company’s outstanding ordinary shares in a transaction not approved by the Company’s Board. The Rights Plan has a 364-day term, expiring on July 24, 2023.

    The adoption of the Rights Plan is intended to protect the long-term interests of Stratasys and all Stratasys shareholders. The Rights Plan is designed to reduce the likelihood that any entity, person, or group would gain control of, or significant influence over, Stratasys through the open-market accumulation of the Company’s shares without appropriately compensating all Stratasys shareholders for control. The Rights Plan will encourage anyone seeking to gain a significant interest in Stratasys to negotiate directly with the Board prior to attempting to control or significantly influence the Company. Further to those goals, the Rights may cause substantial dilution to a person or group that acquires 15% or more of the ordinary shares, par value NIS 0.01, of the Company (“Ordinary Shares”) or any existing holder of 15% or more of the Ordinary Shares who shall acquire any additional Ordinary Shares.

d. Public offering of ordinary shares

During March 2021, the Company completed a public offering of its ordinary shares that raised $218.9 million, net of underwriting discounts and offering expenses. The total number of shares sold by the Company in the public offering was 7,931,034.

       A deferred tax asset in an amount of $1.3 million was recorded in respect of a tax benefit, arising from the underwriting discounts and offering expenses, as an increase to Additional Paid-In Capital.